Convertible Debt	12 Months Ended
Dec. 31, 2024
Convertible Debt
Convertible Debt

NOTE 12 – Convertible Debt

On May 22, 2024, the Company entered into a Securities Purchase Agreement (the “SPA”), pursuant to which the Lender desires to purchase up to $10,000,000 shares of the Company’s Common Stock and the Company issued an unsecured convertible Pre-Paid Purchase #1 to Streeterville Capital, LLC (“Lender”). The SPA required 40,000 common shares of the Company’s Class A Common Stock to be issued as of closing date (May 22, 2024). The Company recorded a liability of $130,400 on May 22, 2024, for the shares to be issued within contract to issue common stock. The Company issued the Class A Common Stock on October 10, 2024, and recorded a gain of $68 thousand on settlement of the contract to issue common stock.

The convertible Pre-Paid Purchase #1 has the original principal amount of $2,625 thousand and Lender gave consideration of $2,480 thousand, reflecting original issue discount of $125 thousand and Lender’s transaction cost of $20 thousand. On June 3, 2024, the Company received the net proceeds from the Lender.

The convertible Pre-Paid Purchase #1 accrues interest on the outstanding balance at 5% per annum. The Lender may redeem all or any part of the outstanding balance of the convertible Pre-Paid Purchase #1, at any time following earlier of six months from the purchase price date and the effectiveness of the Initial Registration Statement by providing a written notice, in cash or converting into shares of the Company’s common stock at a price equal to the lower of (a) Fixed Price of $3.996 and (b) Market Price which is 91% multiplied by the lowest daily volume weighted average price (“VWAP”) during the ten (10) consecutive trading days immediately prior to the written notice date, but in any event not lower than the Floor Price of $0.666, subject to certain adjustments and ownership limitations specified in the convertible Pre-Paid Purchase. The Pre-Paid Purchase #1 was recorded at its initial fair value of $2,562 thousand and the Company recognized an unrealized gain on change in fair value of convertible debt of $63 thousand. As of December 31, 2024, Pre-Paid Purchase #1 is recorded at fair value of $543 thousand and is within convertible debt on the accompanying consolidated balance sheets. For the twelve months ended December 31, 2024, the Company recognized an unrealized loss on change in fair value of Pre-Paid Purchase #1 of $18 thousand.

On September 30, 2024, the Company issued an unsecured convertible Pre-Paid Purchase #2 to the Lender, pursuant to the SPA. The convertible Pre-Paid Purchase #2 has the original principal amount of $1,050 thousand and Lender gave consideration of $1,000 thousand, reflecting original issue discount of $50 thousand. On September 30, 2024, the Company received the net proceeds from the Lender.

The convertible Pre-Paid Purchase #2 accrues interest on the outstanding balance at 5% per annum. The Lender may redeem all or any part of the outstanding balance of the convertible Pre-Paid Purchase #2, at any time following earlier of six months from the purchase price date and the effectiveness of the Initial Registration Statement by providing a written notice, in cash or converting into shares of the Company’s common stock at a price equal to the lower of (a) Fixed Price of $1.992 and (b) Market Price which is 91% multiplied by the lowest daily volume weighted average price (“VWAP”) during the ten (10) consecutive trading days immediately prior to the written notice date, but in any event not lower than the Floor Price of $0.332, subject to certain adjustments and ownership limitations specified in the convertible Pre-Paid Purchase. The Pre-Paid Purchase #2 was recorded at its initial fair value of $1,045 thousand and the Company recognized an unrealized gain on change in fair value of convertible debt of $5 thousand. As of December 31, 2024, Pre-Paid Purchase #2 is recorded at fair value of $1,028 and is within convertible debt on the accompanying consolidated balance sheets. For the twelve months ended December 31, 2024, the Company recognized an unrealized gain on change in fair value of Pre-Paid Purchase #2 of $23 thousand.

On December 9, 2024, the Company issued an unsecured convertible Pre-Paid Purchase #3 to the Lender, pursuant to the SPA. The convertible Pre-Paid Purchase #3 has the original principal amount of $3,150 thousand and Lender gave consideration of $3,000 thousand, reflecting original issue discount of $150 thousand. On December 9, 2024, the Company received the net proceeds from the Lender.

The convertible Pre-Paid Purchase #3 accrues interest on the outstanding balance at 5% per annum. The Lender may redeem all or any part of the outstanding balance of the convertible Pre-Paid Purchase #3, at any time following earlier of six months from the purchase price date and the effectiveness of the Initial Registration Statement by providing a written notice, in cash or converting into shares of the Company’s common stock at a price equal to the lower of (a) Fixed Price of $1.987 and (b) Market Price which is 91% multiplied by the lowest daily volume weighted average price (“VWAP”) during the ten (10) consecutive trading days immediately prior to the written notice date, but in any event not lower than the Floor Price of $0.331, subject to certain adjustments and ownership limitations specified in the convertible Pre-Paid Purchase. The Pre-Paid Purchase #3 was recorded at its initial fair value of $2,986 thousand. The Company recognized an unrealized gain on change in fair value of Pre-Paid #3 of $164 thousand. As of December 31, 2024, Pre-Paid Purchase #3 is recorded at fair value of $2,942 and is within convertible debt on the accompanying consolidated balance sheets. For the twelve months ended December 31, 2024, the Company recognized an unrealized gain on change in fair value of Pre-Paid Purchase #3 of $208 thousand.

The following table presents changes in convertible debt measured at fair value for the twelve months ended December 31, 2024. There was no convertible debt for the period from March 15, 2023, to December 31, 2023 (Successor) and for the period from January 1, 2023, to March 14, 2023 (Predecessor).

Convertible debt
Balance as of December 31, 2023	$-
Additions	6,825
Settlement(1)	(2,100)
Fair value measurement adjustments	(213)
Balance as of December 31, 2024	$4,512

(1)	During the year ended December 31, 2024, the Company has issued 1,683,104 shares of the Company’s Class A Common Stock pursuant to multiple purchase notices related to Pre-Paid Purchase #1. The shares issued have a total exchange amount of $2,100 thousand with exchange prices ranging from $1.18 to $1.41.